Contents of Significant Accounts - Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 4,275,200
Ending balance	4,372,555	$ 142,801	$ 4,275,200
Net carrying amount:
Intangible assets	4,372,555		4,275,200
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12,061,215		12,699,284
Additions	2,746,105		3,194,414
Write-off	(3,957,885)		(4,071,911)
Reclassifications	(5,855)		(10,721)
Exchange effect	(278,309)		250,149
Ending balance	10,565,271		12,061,215
Net carrying amount:
Intangible assets	10,565,271		12,061,215
Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,786,015)		(9,054,351)
Amortization	2,555,610		2,689,600
Write-off	(3,957,885)		(4,071,911)
Exchange effect	(191,024)		113,975
Ending balance	(6,192,716)		(7,786,015)
Net carrying amount:
Intangible assets	(6,192,716)		(7,786,015)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,614
Ending balance	7,614		7,614
Net carrying amount:
Intangible assets	7,614		7,614
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,012		15,012
Additions	0
Write-off	0
Reclassifications	0
Exchange effect	0
Ending balance	15,012		15,012
Net carrying amount:
Intangible assets	15,012		15,012
Goodwill [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,398)		(7,398)
Amortization	0
Write-off	0
Exchange effect	0
Ending balance	(7,398)		(7,398)
Net carrying amount:
Intangible assets	(7,398)		(7,398)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,980,390
Ending balance	2,575,246		2,980,390
Net carrying amount:
Intangible assets	2,575,246		2,980,390
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,669,787		4,845,037
Additions	1,399,699		2,713,534
Write-off	(1,498,642)		(1,857,289)
Reclassifications	(5,855)		(10,721)
Exchange effect	(98,912)		(20,774)
Ending balance	5,466,077		5,669,787
Net carrying amount:
Intangible assets	5,466,077		5,669,787
Software [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,689,397)		(2,913,824)
Amortization	1,741,898		1,656,765
Write-off	(1,498,642)		(1,857,289)
Exchange effect	(41,822)		(23,903)
Ending balance	(2,890,831)		(2,689,397)
Net carrying amount:
Intangible assets	(2,890,831)		(2,689,397)
Patent and technology license fee [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	824,919
Ending balance	864,576		824,919
Net carrying amount:
Intangible assets	864,576		824,919
Patent and technology license fee [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,422,432		4,491,164
Additions	346,896		0
Write-off	(1,826,383)		(1,344,682)
Reclassifications	0
Exchange effect	(169,404)		275,950
Ending balance	1,773,541		3,422,432
Net carrying amount:
Intangible assets	1,773,541		3,422,432
Patent and technology license fee [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,597,513)		(3,324,667)
Amortization	277,768		475,870
Write-off	(1,826,383)		(1,344,682)
Exchange effect	(139,933)		141,658
Ending balance	(908,965)		(2,597,513)
Net carrying amount:
Intangible assets	(908,965)		(2,597,513)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	462,277
Ending balance	925,119		462,277
Net carrying amount:
Intangible assets	925,119		462,277
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,953,984		3,348,071
Additions	999,510		480,880
Write-off	(632,860)		(869,940)
Reclassifications	0
Exchange effect	(9,993)		(5,027)
Ending balance	3,310,641		2,953,984
Net carrying amount:
Intangible assets	3,310,641		2,953,984
Others [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,491,707)		(2,808,462)
Amortization	535,944		556,965
Write-off	(632,860)		(869,940)
Exchange effect	(9,269)		(3,780)
Ending balance	(2,385,522)		(2,491,707)
Net carrying amount:
Intangible assets	$ (2,385,522)		$ (2,491,707)